CONSOLIDATED BALANCE SHEETS (Q1) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 6,442	$ 14,486
Restricted cash	1,845	0
Accounts receivable, net	2,446	2,990
Deposits	25,200	25,125
Prepaid expenses and other current assets	3,624	3,897
Total current assets	39,557	46,498
Property and equipment, net	837	846
Operating lease, right-of-use assets	1,198	1,278
Equity-method investment	158	154
Deposits	21,656	15,691
Forward purchase agreement	2,755	2,982
Restricted cash	0	2,237
Intangibles, net	1,376	1,391
Goodwill	635	635
Total assets	68,172	71,712
Current liabilities:
Accounts payable and accrued liabilities	10,898	8,588
Convertible notes, net		0
Operating lease liability	338	326
Merger transaction costs payable in shares	0	4,250
Customer deposits and deferred revenue	19,029	12,857
Total current liabilities	51,272	47,637
Deferred income tax liability	305	305
Operating lease liability, non-current	875	965
Credit facility, non-current	14,026	8,054
Total liabilities	66,478	56,961
COMMITMENTS AND CONTINGENCIES
Shareholders' equity:
Common Stock Class A, $0.0001 par value; $80,000,000 authorized; $29,251,629 and $28,043,449 shares issued and outstanding as of March 31, 2024 and December 31, 2023, respectively	3	3
Additional paid-in capital	82,743	78,410
Accumulated deficit	(81,052)	(63,662)
Total shareholders' equity (deficit) attributable to Volato Group, Inc.	1,694	14,751
Total liabilities and shareholders' equity (deficit)	68,172	71,712
Affiliated Entity
Current liabilities:
Credit facility and other loans	1,000	1,000
Nonrelated Party
Current liabilities:
Credit facility and other loans		19,340
Credit facility and other loans	$ 20,007	$ 20,616